CONTINGENT FORWARD CONTRACTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONTINGENT FORWARD CONTRACTS
CONTINGENT FORWARD CONTRACTS

NOTE 5 — CONTINGENT FORWARD CONTRACTS

In September 2018, the Company entered into a Securities Purchase Agreement with PIF. Along with the execution of the Securities Purchase Agreement, the Company granted PIF the right to purchase the Company’s Series D convertible preferred shares in future periods. The Company determined PIF’s right to participate in future Series D convertible preferred shares financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $18.6 million as a debt discount to the Convertible Notes issued in September 2018.

In March 2020, the Company received $200.0 million in exchange for 31,201,245 shares of Series D convertible preferred shares as partial settlement of the Series D contingent forward contract liability and revalued the contingent forward contract liability to the then fair value of $36.4 million and reclassified $18.2 million of the contingent forward contract liability into Series D convertible preferred shares. In June 2020, upon satisfaction of the second set of milestones (refer to Note 7 “Convertible Preferred Shares and Shareholders’ Deficit”), the Company received the remaining $200.0 million in exchange for 31,201,256 shares of Series D convertible preferred shares as final settlement of the Series D contingent forward contract liability and revalued the contingent forward contracts liability to the then fair value of $39.6 million and reclassified the liability into Series D convertible preferred shares. The Series D contingent forward contract liability incurred a total fair value loss of $3.2 million and $8.7 million during the three and six months ended June 30, 2020. Since the Series D contingent forward contract liability was fully settled in June 2020, there was no related outstanding contingent forward contract liability as of June 30, 2020.

As discussed in Note 7 “Convertible Preferred Shares and Shareholders’ Deficit”, in September 2020, along with the execution of the Securities Purchase Agreement, the Company granted Ayar Third Investment Company (“Ayar”) the right to purchase the Company’s additional Series E convertible preferred shares upon the Company’s satisfaction of certain milestones in November 2020. The Company determined Ayar’s right to participate in future Series E convertible preferred shares financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $0.8 million into contingent forward contract liabilities.

In December 2020, Ayar waived the Company’s remaining outstanding obligations, and the Company received $400.0 million for the issuance of Series E convertible preferred shares. Upon settlement, the Company revalued the Series E contingent forward contracts to the then fair value of $110.5 million and reclassified the contingent forward contract liability into Series E convertible preferred shares. The Company recorded a loss of $109.7 million related to fair value remeasurements of the Series E contingent forward contracts during the year ended December 31, 2020.

In February 2021, the Company and Ayar entered into Amendment No. 1 to the original Series E Preferred Share Purchase Agreement (“Amendment No. 1”). Under the Amendment No. 1, Ayar and the Company agreed to enter into the third closing of additional 50,612,262 Series E convertible preferred share at $7.90 per share, aggregating to $400.0 million. Upon the signing of the Amendment No. 1, the Company received the issuance proceeds of $400.0 million from Ayar in February 2021.

Amendment No. 1 also allowed the Company to provide an opportunity to all current convertible preferred shareholders other than Ayar (“Eligible Holders”) to enter into the fourth closing to purchase up to 8,977,769 shares of Series E convertible preferred shares on a pro rata basis at $7.90 per share, aggregating to $71.0 million. In addition, the amendment allowed the Company to offer for purchase at the fourth closing at $7.90 per share, a number of Series E Preferred Shares to senior management employees, directors, consultants, advisors and/or contractors of the Company (“Additional Purchaser”) and Ayar. Refer to Note 7 “Convertible Preferred Share and Shareholders’ Deficit”.

In April 2021, the Company issued 25,306,130 Series E convertible preferred shares from the fourth closing at $7.90 per share for cash consideration of $200.0 million. The Company received $107.1 million of the total issuance proceeds in March 2021 and the remaining $92.9 million in April 2021 (refer to Note 7 “Convertible Preferred Shares and Shareholders’ Deficit”).

The Company determined the right to participate in future Series E convertible preferred share financing to be a freestanding financial instrument similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $1.4 billion and $722.4 million for the third closing and fourth closing, respectively, as contingent forward contract liabilities. Since the contingent forward contract liability related to the third closing was fully settled in the same month following the execution of the amendment, the Company recorded no related fair value remeasurements in the consolidated statements of operations.

The Company issued Offer Notices to certain of the Company’s management and members of the Board of Directors in March 2021 and April 2021. The Series E convertible preferred shares issued from the fourth closing included 1,147,577 shares to the Company’s management and 627,347 shares to members of the Board of Directors. The total issuance to the Company’s management includes 202,449 shares offered to the CEO in April 2021. The offer to employees in the fourth closing to participate in future Series E convertible preferred shares financing represent a fully vested, equity classified award. The award’s full fair value on each recipient’s grant date was recorded as share-based compensation, and the related contingent forward contract liability was derecognized. The Company revalued the contingent forward contract liability for the remaining participants and recorded $12.4 million and $454.5 million fair value remeasurement loss related to the contingent forward contract liability for the three and six months ended June 30, 2021, respectively. Final fair value of the contingent forward contract liability of $1.2 billion was reclassified into Series E convertible preferred shares upon the fourth closing in April 2021. There was no related outstanding contingent forward contract liability as of June 30, 2021.

The fair value of the Series E convertible preferred share contingent forward contract liability for the third closing was determined using Forward Payoff. The Company’s inputs used in determining the fair value on the issuance date and settlement date, were as follows:

Stock Price	$36.45
Volatility	100%
Expected term	0.01 Years
Risk-free rate	0.03%

The fair value of the Series E convertible preferred share contingent forward contract liability for the fourth closing was determined using Forward and an Option Payoff. The Company’s inputs used in determining the fair value on the issuance date were as follows:

Fair value of Series E convertible preferred share	$36.45
Volatility	100%
Expected term	0.11 Years
Risk-free rate	0.03%

The fair value of the Series E convertible preferred share contingent forward contract liability for the fourth closing on closing date was determined as the difference between the Series E convertible preferred shares fair value and the purchase price. The Company estimated the fair value of each of the Series E convertible preferred shares on the settlement date by taking the closing price of CCIV’s Class A common stock on April 1, 2021 of $23.78 multiplied by the expected exchange ratio, and adjusting down by 5% discount for lack of marketability.

NOTE 6 — CONTINGENT FORWARD CONTRACTS

As discussed in Note 5 “Convertible Notes,” in September 2018, the Company entered into a Securities Purchase Agreement with PIF. Along with the execution of the Securities Purchase Agreement, the Company granted PIF the right to purchase the Company’s Series D convertible preferred shares in future periods. The Company determined PIF’s right to participate in future Series D convertible preferred shares financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $18.6 million as a debt discount to the Convertible Notes issued in September 2018. For the detail of the Convertible Notes and interest expense reconciliation, refer to Note 5 “Convertible Notes.”

In March 2020, the Company received $200.0 million in exchange for 31,201,245 shares of Series D convertible preferred shares as partial settlement of the Series D contingent forward contract liability and revalued the contingent forward contract liability to the then fair value of $36.4 million and reclassified $18.2 million of the contingent forward contracts liability into Series D convertible preferred shares. In June 2020, upon satisfaction of the second set of milestones (refer to Note 8 “Convertible Preferred Shares and Shareholders’ Deficit”), the Company received the remaining $200.0 million in exchange for 31,201,245 shares of Series D as final settlement of the Series D contingent forward contract liability and revalued the contingent forward contracts liability to the then fair value of $21.4 million and reclassified the liability into Series D convertible preferred shares. The Series D contingent forward contract liability incurred a total fair value loss of $8.7 million during the year ended December 31, 2020.

As discussed in Note 8 “Convertible Preferred Shares and Shareholders’ Deficit”, in September 2020, along with the execution of the Securities Purchase Agreement, the Company granted Ayar Third Investment Company (“Ayar”) the right to purchase the Company’s additional Series E convertible preferred shares upon the Company’s satisfaction of certain milestones in November 2020. The Company determined Ayar’s right to participate in future Series E convertible preferred share financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $0.8 million into contingent forward contract liabilities.

In December 2020, Ayar waived the Company’s remaining outstanding obligations, and the Company received $400.0 million as the final issuance of Series E convertible preferred shares. Upon the final settlement, the Company revalued the Series E contingent forward contracts to the then fair value of $110.5 million and reclassified the contingent forward contract liability into Series E convertible preferred shares. The Company recorded a loss of $109.7 million related to fair value remeasurements of the Series E contingent forward contracts during the year ended December 31, 2020.

The Company’s inputs used in determining the fair value of Series D contingent forward contract liability on the issuance date were as follows:

Effective date	9/20/2018
Coupon payment dates	Semi-Annual
Maturity date	03/20/2020
Initial term	1.5 Years
Interest rate (coupon rate)	8.00%
Yield (market rate)	8.00%
Effective interest rate	2.47%

The Company’s inputs used in determining the fair value of Series D convertible preferred share contingent forward contract liability on the settlement date, were as follows:

Settlement date	3/31/2020	6/30/2020
Expected term	—	—
Contingent Series D convertible preferred shares fair value (per share)	$6.99	$7.10
Present value factor	1.0000	1.0000
Estimated probability of satisfying milestones	100%	100%

The Company’s inputs used in determining the fair value of Series E convertible preferred share contingent forward contract liability on the issuance date and settlement date, were as follows:

Effective date	9/22/2020	12/31/2020
Expected term	0.25 Years	—
Contingent Series E convertible preferred shares fair value (per share)	$7.92	$10.09
Present value factor	0.9999	1.0000
Estimated probability of satisfying milestones	95%	100%

Fair value of the Series D and Series E contingent forward contracts on the issuance date are valued by a third party valuation firm using Probability-Weighted Expected Return Method (“PWERM”) framework, and the Option Pricing Method (“OPM”) to allocate the equity value in the scenarios where the Series D and Series E convertible preferred share additional tranche issuance milestones are satisfied.